                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21918

                        Oppenheimer Absolute Return Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: May 31

                      Date of reporting period: 02/28/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                    Shares        Value
                                                                  ----------   -----------
COMMON STOCKS--20.1%
CONSUMER DISCRETIONARY--3.1%
AUTO COMPONENTS--0.1%
Denso Corp.                                                              600   $    16,263
HOTELS, RESTAURANTS & LEISURE--0.5%
Compass Group plc                                                      2,680        19,926
Darden Restaurants, Inc.                                                 622        25,222
TABCORP Holdings Ltd.                                                  3,000        18,202
Tatts Group Ltd.                                                       9,000        19,358
                                                                               -----------
                                                                                    82,708
HOUSEHOLD DURABLES--0.1%
Leggett & Platt, Inc.                                                  1,260        23,877
MEDIA--1.1%
British Sky Broadcasting Group plc                                     2,150        17,834
Gestevision Telecinco SA                                               1,200        15,868
Interpublic Group of Cos., Inc. (The)(1)                               3,560        26,700
JC Decaux SA(1)                                                          710        17,721
M6 Metropole Television                                                  690        17,071
Mediaset SpA                                                           2,400        18,170
News Corp., Inc., Cl. A                                                1,824        24,387
Pearson plc                                                            1,310        18,290
Quebecor, Inc., Cl. B                                                    700        19,991
Washington Post Co. (The), Cl. B                                          53        22,276
                                                                               -----------
                                                                                   198,308
MULTILINE RETAIL--0.4%
Family Dollar Stores, Inc.                                               745        24,578
J.C. Penney Co., Inc. (Holding Co.)                                      921        25,401
Next plc                                                                 580        16,582
                                                                               -----------
                                                                                    66,561
SPECIALTY RETAIL--0.6%
Carphone Warehouse plc (The)                                           5,990        16,934
Fast Retailing Co. Ltd.                                                  100        16,883
Forzani Group Ltd. (The), Cl. A                                        1,300        17,816
Industria de Diseno Textil SA                                            300        17,692
Staples, Inc.                                                            980        25,245
                                                                               -----------
                                                                                    94,570
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Compagnie Financiere Richemont SA, Cl. A                                 524        17,667
Hermes International SA                                                  130        17,523
VF Corp.                                                                 319        24,684
                                                                               -----------
                                                                                    59,874
CONSUMER STAPLES--3.3%
BEVERAGES--0.4%
Cott Corp.(1)                                                          2,400        17,267
Foster's Group Ltd.                                                    3,900        18,839
PepsiCo, Inc.                                                            386        24,113
SABMiller plc                                                            670        17,572
                                                                               -----------
                                                                                    77,791


                      1 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                    Shares        Value
                                                                  ----------   -----------
FOOD & STAPLES RETAILING--1.6%
Alimentation Couche-Tard, Inc.                                         1,000   $    18,685
Costco Wholesale Corp.                                                   400        24,388
Empire Co. Ltd., Non-Vtg.                                                400        18,593
George Weston Ltd.                                                       300        19,656
J Sainsbury plc                                                        7,000        35,266
Loblaw Cos. Ltd.                                                         575        20,165
Metcash Ltd.                                                           4,900        18,093
Metro, Inc., Cl. A                                                       500        19,374
North West Co. Fund (The)                                              1,100        18,828
Wal-Mart Stores, Inc.                                                    430        23,250
William Morrison Supermarkets plc                                      7,770        35,366
Woolworths Ltd.                                                          800        19,243
                                                                               -----------
                                                                                   270,907
FOOD PRODUCTS--0.7%
Associated British Foods plc                                           1,310        18,976
ConAgra Foods, Inc.                                                    1,011        24,729
General Mills, Inc.                                                      323        23,259
Goodman Fielder Ltd.                                                  13,300        17,939
Nestle SA                                                                385        19,156
Parmalat SpA                                                           7,300        18,419
                                                                               -----------
                                                                                   122,478
HOUSEHOLD PRODUCTS--0.4%
Colgate-Palmolive Co.                                                    287        23,804
Kimberly-Clark Corp.                                                     387        23,506
Procter & Gamble Co. (The)                                               374        23,667
                                                                               -----------
                                                                                    70,977
PERSONAL PRODUCTS--0.2%
Beiersdorf AG                                                            314        19,135
L'Oreal SA                                                               170        17,597
                                                                               -----------
                                                                                    36,732
ENERGY--1.5%
ENERGY EQUIPMENT & SERVICES--0.6%
AMEC plc                                                               1,540        18,504
Compagnie Generale de Geophysique-Veritas(1)                             720        17,294
Diamond Offshore Drilling, Inc.                                          251        21,917
Mullen Group Ltd.                                                      1,200        17,529
Technip SA                                                               260        18,516
Tenaris SA                                                               800        16,612
                                                                               -----------
                                                                                   110,372
OIL, GAS & CONSUMABLE FUELS--0.9%
Apache Corp.                                                             233        24,148
BG Group plc                                                           1,000        17,459
BP plc                                                                 1,950        17,207
Eni SpA                                                                  800        18,050
Keyera Facilities Income Fund                                            800        20,004
Origin Energy Ltd.                                                     1,300        19,585
Royal Dutch Shell plc, B Shares                                          680        17,798


                      2 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                    Shares        Value
                                                                  ----------   -----------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Tullow Oil plc                                                           960   $    17,405
                                                                               -----------
                                                                                   151,656
FINANCIALS--1.9%
CAPITAL MARKETS--0.4%
Ameriprise Financial, Inc.                                               601        24,058
Charles Schwab Corp. (The)                                             1,258        23,034
Man Group plc                                                          4,750        16,275
                                                                               -----------
                                                                                    63,367
COMMERCIAL BANKS--0.1%
Bendigo & Adelaide Bank Ltd.                                           2,100        18,105
DIVERSIFIED FINANCIAL SERVICES--0.2%
Groupe Bruxelles Lambert SA                                              200        17,511
IntercontinentalExchange, Inc.(1)                                        241        25,857
                                                                               -----------
                                                                                    43,368
INSURANCE--0.4%
Fairfax Financial Holdings Ltd.                                           45        15,444
Marsh & McLennan Cos., Inc.                                            1,067        24,776
Progressive Corp.                                                      1,387        23,787
                                                                               -----------
                                                                                    64,007
REAL ESTATE INVESTMENT TRUSTS--0.6%
Bunnings Warehouse Property Trust                                     11,800        19,353
CFS Retail Property Trust                                             11,200        19,071
Commonwealth Property Office Fund                                     22,900        19,497
Public Storage                                                           290        23,835
Simon Property Group, Inc.                                               319        24,975
                                                                               -----------
                                                                                   106,731
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Mitsubishi Estate Co. Ltd.                                             1,000        15,702
THRIFTS & MORTGAGE FINANCE--0.1%
Home Capital Group, Inc.                                                 500        19,507
HEALTH CARE--2.7%
BIOTECHNOLOGY--0.3%
CSL Ltd.                                                                 700        21,574
Gilead Sciences, Inc.(1)                                                 476        22,662
                                                                               -----------
                                                                                    44,236
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
bioMerieux                                                               170        18,602
Cochlear Ltd.                                                            300        17,059
Essilor International SA                                                 320        19,301
Medtronic, Inc.                                                          536        23,262
Sonova Holding AG                                                        149        18,586
Synthes, Inc.                                                            143        17,052
Terumo Corp.                                                             300        16,276
                                                                               -----------
                                                                                   130,138
HEALTH CARE PROVIDERS & SERVICES--0.4%
Healthscope Ltd.                                                       4,400        16,798
Medco Health Solutions, Inc.(1)                                          374        23,652


                      3 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                    Shares        Value
                                                                  ----------   -----------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Ramsey Health Care Ltd.                                                1,800   $    20,423
                                                                               -----------
                                                                                    60,873
HEALTH CARE TECHNOLOGY--0.1%
SXC Health Solutions Corp.(1)                                            400        20,057
LIFE SCIENCES TOOLS & SERVICES--0.1%
PerkinElmer, Inc.                                                      1,142        25,364
PHARMACEUTICALS--1.1%
Abbott Laboratories                                                      434        23,558
Allergan, Inc.                                                           400        23,372
Astellas Pharma, Inc.                                                    500        18,825
AstraZeneca plc                                                          400        17,587
Dainippon Sumitomo Pharma Co. Ltd.                                     1,700        16,647
Merck KGaA                                                               207        16,292
Novartis AG(1)                                                           341        18,966
Sanofi-Aventis SA                                                        250        18,287
Shionogi & Co. Ltd.                                                      900        18,386
Takeda Pharmaceutical Co. Ltd.                                           400        18,121
                                                                               -----------
                                                                                   190,041
INDUSTRIALS--1.8%
AEROSPACE & DEFENSE--0.4%
Boeing Co. (The)                                                         380        24,001
European Aeronautic Defense & Space Co.                                  930        19,191
Rolls-Royce Group plc                                                  2,350        19,995
                                                                               -----------
                                                                                    63,187
BUILDING PRODUCTS--0.1%
Geberit AG                                                               103        17,632
COMMERCIAL SERVICES & SUPPLIES--0.2%
R.R. Donnelley & Sons Co.                                              1,160        23,072
Societe BIC SA                                                           260        18,410
                                                                               -----------
                                                                                    41,482
CONSTRUCTION & ENGINEERING--0.1%
Aecon Group, Inc.                                                      1,400        18,455
ELECTRICAL EQUIPMENT--0.1%
First Solar, Inc.(1)                                                     203        21,498
MACHINERY--0.4%
Fanuc Ltd.                                                               200        19,540
Flowserve Corp.                                                          255        25,523
NGK Insulators Ltd.                                                    1,000        21,577
                                                                               -----------
                                                                                    66,640
PROFESSIONAL SERVICES--0.1%
Intertek Group plc                                                       960        18,766
ROAD & RAIL--0.1%
Keio Corp.                                                             3,000        20,057
TRANSPORTATION INFRASTRUCTURE--0.3%
Mitsubishi Logistics Corp.                                             2,000        23,164
Transurban Group                                                       4,000        18,784
                                                                               -----------
                                                                                    41,948


                      4 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                    Shares        Value
                                                                  ----------   -----------
INFORMATION TECHNOLOGY--2.0%
COMMUNICATIONS EQUIPMENT--0.1%
Research In Motion Ltd.(1)                                               300   $    21,255
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Kyocera Corp.                                                            200        17,806
Taiyo Yuden Co.                                                        1,000        13,833
TDK Corp.                                                                300        18,504
                                                                               -----------
                                                                                    50,143
INTERNET SOFTWARE & SERVICES--0.4%
Akamai Technologies, Inc.(1)                                             931        24,485
Open Text Corp.(1)                                                       400        19,612
Yahoo! Japan Corp.                                                        48        17,964
                                                                               -----------
                                                                                    62,061
IT SERVICES--0.5%
Cognizant Technology Solutions Corp.(1)                                  527        25,365
NTT Data Corp.                                                             6        18,632
Paychex, Inc.                                                            793        23,742
SAIC, Inc.(1)                                                          1,255        24,724
                                                                               -----------
                                                                                    92,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.1%
STMicroelectronics NV                                                  2,200        19,052
SOFTWARE--0.6%
Autonomy Corp. plc(1)                                                    740        17,264
Dassault Systemes SA                                                     320        18,431
Oracle Corp.                                                             989        24,379
Sage Group plc (The)                                                   4,870        17,584
SAP AG                                                                   398        17,732
                                                                               -----------
                                                                                    95,390
MATERIALS--1.9%
CHEMICALS--0.3%
Koninklijke DSM NV                                                       400        16,702
Kuraray Co. Ltd.                                                       1,500        19,247
Shin-Etsu Chemical Co.                                                   353        18,992
                                                                               -----------
                                                                                    54,941
CONTAINERS & PACKAGING--0.3%
Amcor Ltd.                                                             3,500        18,601
Toyo Seikan Kaisha Ltd.                                                1,300        21,246
                                                                               -----------
                                                                                    39,847
METALS & MINING--1.1%
Antofagasta plc                                                        1,280        17,244
Billiton plc                                                             610        18,788
Eurasian Natural Resources Corp.                                       1,240        19,418
Franco-Nevada Corp.                                                      700        18,215
Fresnillo plc                                                          1,660        18,997
Kazakhmys plc(1)                                                         900        18,403
Pacific Metals Co. Ltd.                                                3,000        21,948
Quadra Mining Ltd.(1)                                                  1,300        18,187
Randgold Resources Ltd.                                                  260        18,685


                      5 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                    Shares        Value
                                                                  ----------   -----------
METALS & MINING CONTINUED
St. Barbara Ltd.(1)                                                   86,700   $    17,094
                                                                               -----------
                                                                                   186,979
PAPER & FOREST PRODUCTS--0.2%
Hokuetsu Paper Mills Ltd.                                              3,500        17,097
MeadWestvaco Corp.                                                       956        21,931
                                                                               -----------
                                                                                    39,028
TELECOMMUNICATION SERVICES--0.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Frontier Communications Corp.                                          3,022        23,541
Nippon Telegraph & Telephone Corp.                                       400        17,424
Telstra Corp. Ltd.                                                     6,200        16,503
Verizon Communications, Inc.                                             782        22,623
                                                                               -----------
                                                                                    80,091
WIRELESS TELECOMMUNICATION SERVICES--0.3%
KDDI Corp.                                                                 3        16,005
NTT DoCoMo, Inc.                                                          12        18,558
Vodafone Group plc                                                     8,540        18,419
                                                                               -----------
                                                                                    52,982
UTILITIES--1.1%
ELECTRIC UTILITIES--0.7%
Northeast Utilities Co.                                                  908        23,245
Pinnacle West Capital Corp.                                              642        23,375
Progress Energy, Inc.                                                    590        22,591
Scottish & Southern Energy plc                                           980        16,751
Southern Co.                                                             719        22,843
SP AusNet                                                             23,300        19,733
                                                                               -----------
                                                                                   128,538
MULTI-UTILITIES--0.4%
Consolidated Edison Co. of New York, Inc.                                526        22,487
Just Energy Income Fund                                                1,400        18,468
NiSource, Inc.                                                         1,614        24,242
                                                                               -----------
                                                                                    65,197
                                                                               -----------
Total Common Stocks (Cost $3,539,876)                                            3,482,202

                                                                     Units
                                                                  ----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Fonciere des Regions SA Wts., Strike Price 65EUR, Exp.
   12/31/10(1) (Cost $0)                                                 430           287

                                                                   Principal
                                                                    Amount
                                                                  ----------
MORTGAGE-BACKED OBLIGATIONS--0.6%
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security, Series 3045, Cl. DI, 27.743%,
   10/15/35(2)                                                    $  310,191        36,233
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2005-87, Cl. SE, 23.501%, 10/25/35(2)                          343,269        40,133


                      6 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

                                                                   Principal
                                                                     Amount       Value
                                                                  ----------   -----------
Trust 2006-51, Cl. SA, 21.39%, 6/25/36(2)                         $  248,780   $    34,568
                                                                               -----------
Total Mortgage-Backed Obligations (Cost $111,758)                                  110,934
U.S. GOVERNMENT OBLIGATIONS--2.9%
U.S. Treasury Bills, 0.04%, 3/4/10(3) (Cost $499,998)                500,000       499,998
EVENT-LINKED BONDS--14.3%
EARTHQUAKE--2.3%
Midori Ltd. Catastrophe Linked Nts., 3.001%, 10/24/12(4, 5)          400,000       395,560
MULTIPLE EVENT--0.4%
Nelson Re Ltd. Catastrophe Linked Nts., Series 2008-1, Cl. H,
   12.25%, 6/6/11(5)                                                 500,000        71,763
PANDEMIC--5.0%
Merna Reinsurance Ltd. Catastrophe Linked Nts., Series B,
   2.001%, 7/7/10(4, 5)                                              250,000       247,250
Successor II Ltd. Catastrophe Linked Nts., Series CIII,
   17.005%, 4/6/10(4, 5)                                             250,000       252,344
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%,
   6/24/11(4, 6)                                                     250,000       367,188
WINDSTORM--6.6%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.201%,
   5/22/12(4, 5)                                                     250,000       245,538
Blue Fin Ltd. Catastrophe Linked Nts., Series 1, Cl. A, 5.244%,
   4/10/12(4, 5, 7)                                                  500,000       634,378
East Lane Re III Ltd. Catastrophe Linked Nts., 10.501%,
   3/16/12(4, 5)                                                     250,000       270,956
                                                                               -----------
Total Event-Linked Bonds (Cost $2,376,498)                                       2,484,977

                                                                    Shares
                                                                  ----------
INVESTMENT COMPANY--59.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%(8, 9)
   (Cost $10,217,804)                                             10,217,804    10,217,804
TOTAL INVESTMENTS, AT VALUE (COST $16,745,934)                          96.9%   16,796,202
OTHER ASSETS NET OF LIABILITIES                                          3.1       529,620
                                                                  ----------   -----------
NET ASSETS                                                             100.0%  $17,325,822
                                                                  ==========   ===========

Footnotes to Statement of Investments

Strike price is reported in U.S.Dollars, except for those denoted in the following currency:

EUR   Euro

(1.) Non-income producing security.

(2.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $110,934 or 0.64% of the Fund's net assets as of February 28, 2010.

(3.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $499,998. See accompanying Notes.


                      7 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,413,214 or 13.93% of the Fund's net assets as of February 28, 2010.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Zero coupon bond reflects effective yield on the date of purchase.

(7.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

(8.) Rate shown is the 7-day yield as of February 28, 2010.

(9.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES         GROSS        GROSS          SHARES
                                                     MAY 31, 2009    ADDITIONS   REDUCTIONS   FEBRUARY 28, 2010
                                                     ------------   ----------   ----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E     8,797,104    44,021,035   42,600,335       10,217,804

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $10,217,804   $21,513

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of February 28, 2010 based on valuation input level:

                                                                            LEVEL 3--
                                        LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                        UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                                      QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                                      -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary              $   523,871        $   18,290           $--       $   542,161
   Consumer Staples                        578,885                --            --           578,885
   Energy                                  262,028                --            --           262,028
   Financials                              330,787                --            --           330,787
   Health Care                             470,709                --            --           470,709
   Industrials                             309,665                --            --           309,665
   Information Technology                  340,364                --            --           340,364
   Materials                               283,322            37,473            --           320,795
   Telecommunication Services              133,073                --            --           133,073
   Utilities                               193,735                --            --           193,735
Rights, Warrants and Certificates              287                --            --               287
Mortgage-Backed Obligations                     --           110,934            --           110,934
U.S. Government Obligations                     --           499,998            --           499,998
Event-Linked Bonds                              --         2,484,977            --         2,484,977
Investment Company                      10,217,804                --            --        10,217,804
                                       -----------        ----------           ---       -----------
Total Investments, at Value             13,644,530         3,151,672            --        16,796,202
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                     --           124,094            --           124,094
Depreciated swaps, at value                     --            53,361            --            53,361
Futures margins                             12,166                --            --            12,166


                      8 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

Foreign currency exchange contracts             --           120,491            --           120,491
                                       -----------        ----------           ---       -----------
Total Assets                           $13,656,696        $3,449,618           $--       $17,106,314
                                       -----------        ----------           ---       -----------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value            $        --        $ (350,548)          $--       $  (350,548)
Futures margins                            (13,291)               --            --           (13,291)
Foreign currency exchange contracts             --           (82,415)           --           (82,415)
                                       -----------        ----------           ---       -----------
Total Liabilities                      $   (13,291)       $ (432,963)          $--       $  (446,254)
                                       -----------        ----------           ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 28, 2010 ARE AS FOLLOWS:

                                               CONTRACT
                                                AMOUNT                                          UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL    (000'S)         EXPIRATION DATE      VALUE     APPRECIATION   DEPRECIATION
---------------------------------   --------   --------         ---------------   ----------   ------------   ------------
BANC OF AMERICA:
New Taiwan Dollar (TWD)                 Sell    11,000    TWD           3/31/10   $  343,917     $     --        $   167
Swiss Franc (CHF)                        Buy       618    CHF           4/12/10      575,455          320             --
Swiss Franc (CHF)                       Sell       898    CHF           4/12/10      836,179           --            465
                                                                                                 --------        -------
                                                                                                      320            632
BANK PARIBAS ASIA - FGN:
Norwegian Krone (NOK)                    Buy     2,140    NOK           4/12/10      361,359        2,443             --
Norwegian Krone (NOK)                   Sell     2,820    NOK           4/12/10      476,184           --          3,658
Polish Zloty (PLZ)                       Buy       416    PLZ           4/12/10      143,121          789             --
                                                                                                 --------        -------
                                                                                                    3,232          3,658
BARCLAY'S CAPITAL:
Australian Dollar (AUD)                 Sell       415    AUD           6/15/10      367,584        4,591             --
British Pound Sterling (GBP)             Buy       126    GBP           4/12/10      192,063           --          3,356
British Pound Sterling (GBP)            Sell       110    GBP           4/12/10      167,674        4,146             --
Euro (EUR)                               Buy       423    EUR           4/12/10      575,942        1,456             --
Euro (EUR)                              Sell       161    EUR           4/12/10      219,212          232             --
Hungarian Forint (HUF)                   Buy    67,000    HUF            4/8/10      336,226        2,311             --
Japanese Yen (JPY)                      Sell    66,000    JPY           3/18/10      742,929           --         14,842
New Turkish Lira (TRY)                   Buy       525    TRY           3/16/10      338,516        1,696             --
Norwegian Krone (NOK)                   Sell     3,150    NOK           4/12/10      531,907           --          1,506
                                                                                                 --------        -------
                                                                                                   14,432         19,704
CITIGROUP:
Canadian Dollar (CAD)                   Sell       380    CAD           6/14/10      361,087           --            556
Chinese Renminbi (Yuan) (CNY)           Sell     2,400    CNY            5/4/10      351,333        1,815             --
Euro (EUR)                              Sell     1,000    EUR           3/18/10    1,361,611       37,772             --
Hong Kong Dollar (HKD)                  Sell     2,700    HKD            4/7/10      347,941           --            160


                      9 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

Japanese Yen (JPY)                      Sell    31,000    JPY           4/30/10      349,037           --          4,975
Norwegian Krone (NOK)                    Buy     3,060    NOK           4/12/10      516,710          516             --
Norwegian Krone (NOK)                   Sell       240    NOK           4/12/10       40,526           --             40
                                                                                                 --------        -------
                                                                                                   40,103          5,731
CREDIT SUISSE:
British Pound Sterling (GBP)            Sell        31    GBP           4/12/10       47,253        1,079             --
Euro (EUR)                              Sell       750    EUR           3/23/10    1,021,199           --          2,699
South African Rand (ZAR)                 Buy     2,700    ZAR           4/30/10      345,462        3,042             --
Swedish Krona (SEK)                      Buy     1,060    SEK           4/12/10      148,685        1,600             --
Swedish Krona (SEK)                     Sell     1,280    SEK           4/12/10      179,544           --          6,618
                                                                                                 --------        -------
                                                                                                    5,721          9,317
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)                 Sell        49    AUD           3/23/10       43,792           78             --
British Pound Sterling (GBP)            Sell       110    GBP           3/23/10      167,698        3,699             --
Japanese Yen (JPY)                       Buy    25,700    JPY           4/12/10      289,331        1,537             --
Japanese Yen (JPY)                      Sell    71,600    JPY   3/23/10-4/12/10      806,046           --         11,092
Swiss Franc (CHF)                       Sell        46    CHF           3/23/10       42,828           --            267
                                                                                                 --------        -------
                                                                                                    5,314         11,359
GOLDMAN, SACHS & CO.
Brazilian Real (BRR)                     Buy       650    BRR            4/5/10      356,935        2,923             --
JP MORGAN CHASE:
Argentine Peso (ARP)                     Buy     1,350    ARP            4/9/10      346,496           --            994
Chilean Peso (CLP)                      Sell   176,000    CLP            4/8/10      335,691           --          6,811
                                                                                                 --------        -------
                                                                                                       --          7,805
NOMURA SECURITIES:
Japanese Yen (JPY)                       Buy    42,600    JPY           4/12/10      479,592       14,598             --
Japanese Yen (JPY)                      Sell    52,600    JPY           4/12/10      592,172           --         18,024
                                                                                                 --------        -------
                                                                                                   14,598         18,024
RBS GREENWICH CAPITAL:
Euro (EUR)                              Sell       450    EUR           5/17/10      612,675        2,925             --
Swiss Franc (CHF)                        Buy       617    CHF           4/12/10      574,524          501          1,578
Swiss Franc (CHF)                       Sell       779    CHF           4/12/10      725,371        1,684            479
                                                                                                 --------        -------
                                                                                                    5,110          2,057
STATE STREET:
Canadian Dollar (CAD)                    Buy       598    CAD           4/12/10      568,292        4,699          3,174
Canadian Dollar (CAD)                   Sell       274    CAD   3/23/10-4/12/10      260,394        2,046             --
Euro (EUR)                               Buy        90    EUR           4/12/10      122,541            2             --
Euro (EUR)                              Sell       209    EUR           4/12/10      284,567        1,763             --
                                                                                                 --------        -------
                                                                                                    8,510          3,174
WESTPAC:
Australian Dollar (AUD)                  Buy       859    AUD           4/12/10      766,104       13,584            947
New Zealand Dollar (NZD)                 Buy       552    NZD           4/12/10      384,223        6,644              7
                                                                                                 --------        -------
                                                                                                   20,228            954
                                                                                                 --------        -------
Total unrealized appreciation and depreciation                                                   $120,491        $82,415
                                                                                                 ========        =======


                      10 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2010 / UNAUDITED

FUTURES CONTRACTS AS OF FEBRUARY 28, 2010 ARE AS FOLLOWS:

                                                                                                       UNREALIZED
                                                               NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                                BUY/SELL   CONTRACTS      DATE         VALUE     (DEPRECIATION)
--------------------                                --------   ---------   ----------   ----------   --------------
DAX Index                                               Sell        2        3/19/10    $  380,889      $  6,147
Euro-Bundesobligation                                    Buy        2         3/8/10       338,916         3,680
FTSE 100 Index                                          Sell        3        3/19/10       244,114        (3,604)
Japan (Government of) E-Mini Bonds, 10 yr.               Buy        2        3/10/10       314,931         1,512
NIKKEI 225 Index                                        Sell       12        3/11/10       682,424         5,234
SPI 200 Index                                           Sell        2        3/18/10       206,261         5,839
Standard & Poor's 500 E-Mini                            Sell       69        3/19/10     3,806,730       (13,235)
Standard & Poor's/Toronto Stock Exchange 60 Index       Sell        3        3/18/10       387,645        (6,362)
U.S. Long Bonds                                          Buy       11        6/21/10     1,294,563        30,300
U.S. Treasury Bonds, 10 yr.                             Sell        1        6/21/10       117,484          (986)
U.S. Treasury Bonds, 10 yr.                              Buy        6        6/21/10       704,906        10,211
U.S. Treasury Nts., 2 yr.                               Sell        2        6/30/10       434,875          (877)
United Kingdom Long Gilt                                 Buy        2        6/28/10       348,876         3,403
                                                                                                        --------
                                                                                                        $ 41,262
                                                                                                        ========

CREDIT DEFAULT SWAP CONTRACTS AS OF FEBRUARY 28, 2010 ARE AS FOLLOWS:

                                                                PAY/                    UPFRONT
                                       BUY/SELL    NOTIONAL   RECEIVE                   PAYMENT
REFERENCE ENTITY/                       CREDIT      AMOUNT     FIXED     TERMINATION   RECEIVED/               UNREALIZED
SWAP COUNTERPARTY                     PROTECTION    (000'S)     RATE        DATE         (PAID)      VALUE    DEPRECIATION
-----------------                     ----------   --------   -------   ------------   ---------   --------   ------------
AMERICAN INTERNATIONAL GROUP, INC.:
Barclays Bank plc                           Sell     $160        5%        3/20/15      $  2,600   $ (3,416)     $   816
Citibank NA, New York                       Sell      190        5         3/20/15         3,536     (4,080)         544
                                                     ----                               --------   --------      -------
                                           Total      350                                  6,136     (7,496)       1,360
AMGEN, INC.
Goldman Sachs International                  Buy      350        1         3/20/15        10,790    (11,086)         296
                                                     ----                               --------   --------      -------
                                           Total      350                                 10,790    (11,086)         296
BAXTER INTERNATIONAL, INC.
Deutsche Bank AG                             Buy      350        1         3/20/15        11,657    (11,951)         294
                                                     ----                               --------   --------      -------
                                           Total      350                                 11,657    (11,951)         294
CBS CORP.
Credit Suisse International                 Sell      350        1         3/20/15         1,474     (5,793)       4,319
                                                     ----                               --------   --------      -------
                                           Total      350                                  1,474     (5,793)       4,319
CDX EMERGING MARKETS INDEX,
   SERIES 12
Barclays Bank plc                           Sell      500        5        12/20/14       (58,486)    52,067        6,419
                                                     ----                               --------   --------      -------
                                           Total      500                                (58,486)    52,067        6,419
HARTFORD FINANCIAL SERVICES GROUP,
   INC.
JPMorgan Chase Bank NA, NY Branch           Sell      350        1         3/20/15        14,984    (17,147)       2,163
                                                     ----                               --------   --------      -------
                                           Total      350                                 14,984    (17,147)       2,163


                      11 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

INTERNATIONAL LEASE FINANCE CORP.:
Barclays Bank plc                           Sell      190        5         3/20/15        13,801    (15,487)       1,686
Goldman Sachs International                 Sell      160        5         3/20/15        11,622    (13,041)       1,419
                                                     ----                               --------   --------      -------
                                           Total      350                                 25,423    (28,528)       3,105
LOCKHEED MARTIN CORP.
Barclays Bank plc                            Buy      350        1         3/20/15        11,842    (12,125)         283
                                                     ----                               --------   --------      -------
                                           Total      350                                 11,842    (12,125)         283
QUEST DIAGNOSTICS, INC.
Deutsche Bank AG                             Buy      350        1         3/20/15         7,160     (7,663)         503
                                                     ----                               --------   --------      -------
                                           Total      350                                  7,160     (7,663)         503
VERIZON COMMUNICATIONS, INC.
Morgan Stanley Capital Services,
Inc.                                         Buy      350        1         3/20/15         5,473     (9,026)       3,553
                                                     ----                               --------   --------      -------
                                           Total      350                                  5,473     (9,026)       3,553
XL CAPITAL LTD.
Deutsche Bank AG                            Sell      350        1         3/20/15        (1,354)     1,294           60
                                                     ----                               --------   --------      -------
                                           Total      350                                 (1,354)     1,294           60
                                                                                        --------   --------      -------
                                                                    Grand Total Buys      46,922    (51,851)       4,929
                                                                   Grand Total Sells     (11,823)    (5,603)      17,426
                                                                                        --------   --------      -------
                                                          Total Credit Default Swaps    $ 35,099   $(57,454)     $22,355
                                                                                        ========   ========      =======

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                    TOTAL MAXIMUM POTENTIAL
TYPE OF REFERENCE ASSET ON WHICH                  PAYMENTS FOR SELLING CREDIT      AMOUNT      REFERENCE ASSET
THE FUND SOLD PROTECTION                           PROTECTION (UNDISCOUNTED)    RECOVERABLE*    RATING RANGE**
--------------------------------                  ---------------------------   ------------   ---------------
Non-Investment Grade Corporate Debt Indexes               $  500,000                 $--                 BB+
Investment Grade Single Name Corporate Debt                1,400,000                  --          A- to BBB-
Non-Investment Grade Single Name Corporate Debt              350,000                  --                 BB+
                                                          ----------                 ---
Total                                                     $2,250,000                 $--
                                                          ==========                 ===

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF FEBRUARY 28, 2010 ARE AS FOLLOWS:

                                  NOTIONAL
INTEREST RATE/                     AMOUNT          PAID BY       RECEIVED BY    TERMINATION
SWAP COUNTERPARTY                  (000'S)         THE FUND        THE FUND        DATE         VALUE
-----------------                 --------      -------------   -------------   -----------   --------
AUD BBR BBSW
                                                                Six-Month AUD
Westpac Banking Corp.                1,500 AUD     6.215%       BBR BBSW          11/4/19     $(30,232)


                     12 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

CAD BA CDOR
                                                Three-Month
JPMorgan Chase Bank NA               1,380 CAD  CAD BA CDOR         3.820%         1/4/20       27,646
JPY BBA LIBOR:
                                                                Six-Month JPY
Citibank NA                         22,000 JPY     1.391        BBA LIBOR         10/6/19       (1,937)
                                                                Six-Month JPY
JPMorgan Chase Bank NA              53,300 JPY     1.484        BBA LIBOR          8/7/19       (8,688)
                                                                Six-Month JPY
JPMorgan Chase Bank NA              47,000 JPY     1.563        BBA LIBOR         11/9/19      (11,659)
                                  --------                                                    --------
Total                              122,300                                                     (22,284)
USD BBA LIBOR
                                                Three-Month
Goldman Sachs Group, Inc. (The)   $  1,350      USD BBA LIBOR       3.600         11/3/19       12,560
                                                                                              --------
                                                                  Total Interest Rate Swaps   $(12,310)
                                                                                              ========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar

CAD   Canadian Dollar

JPY   Japanese Yen

Abbreviations/Definitions are as follows:

BA CDOR     Canada Bankers Acceptances Deposit Offering Rate

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

BBR BBSW    Bank Bill Swap Reference Rate (Australian Financial Market)

TOTAL RETURN SWAP CONTRACTS AS OF FEBRUARY 28, 2010 ARE AS FOLLOWS:

                               NOTIONAL
REFERENCE ENTITY/               AMOUNT                                                               TERMINATION
SWAP COUNTERPARTY               (000'S)         PAID BY THE FUND           RECEIVED BY THE FUND          DATE        VALUE
-----------------              --------    -------------------------   ---------------------------   -----------   ---------
AMEX CYCLICAL/
TRANSPORTATION SELECT INDEX
Morgan Stanley                  $  375     One-Month BBA LIBOR plus    If positive, the Total          12/9/10     $  10,703
                                           10 basis points and if      Return of the AMEX
                                           negative, the absolute      Cyclical/Transportation
                                           value of the Total Return   Select Index
                                           of the AMEX
                                           Cyclical/Transportation
                                           Select Index

AMEX FINANCIAL SELECT INDEX
Deutsche Bank AG                   380     One-Month BBA LIBOR plus    If positive, the Total           2/4/11         6,630
                                           5 basis points and if       Return of the AMEX
                                           negative, the absolute      Financial Select Index
                                           value of the Total Return
                                           of the AMEX Financial
                                           Select Index


                      13 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

AMEX UTILITY SELECT INDEX
Deutsche Bank AG                   381     One-Month BBA LIBOR plus    If positive, the Total           1/5/11        (7,646)
                                           20 basis points and if      Return of the AMEX
                                           negative, the absolute      Utility Select Index
                                           value of the Total Return
                                           of the AMEX Utility
                                           Select Index

BARCLAY'S CAPITAL US FIXED
RATE MORTGAGE INDEX
Barclay's Bank plc                 521     If positive, the Total      One-Month BBA LIBOR              3/5/10          (526)
                                           Return of the Barclay's     minus 40 basis points and
                                           Capital US Fixed Rate       if negative, the absolute
                                           Mortgage Index              value of the Barclay's
                                                                       Capital US Fixed Rate
                                                                       Mortgage Index

MSCI DAILY GROSS TR EUROPE
EURO INDEX:
Citibank NA                        136 EUR If positive, the Total      One-Month EURIBOR minus         1/12/11        (5,308)
                                           Return of the MSCI Daily    60 basis points and if
                                           Gross Europe Euro Index     negative, the absolute
                                                                       value of the Total Return
                                                                       of the MSCI Daily Gross
                                                                       Europe Euro Index

Goldman Sachs Group, Inc.          271 EUR If positive, the Total      One-Month EURIBOR minus 3       1/12/11       (10,487)
(The)                                      Return of the MSCI Daily    basis points and if
                                           Gross Europe Euro Index     negative, the absolute
                                                                       value of the Total Return of
                                                                       the MSCI Daily Gross Europe
                                                                       Euro Index

Morgan Stanley                     203 EUR If positive, the Total      One-Month EURIBOR minus         1/12/11         4,530
                                           Return of the MSCI Daily    30 basis points and if
                                           Gross Europe Euro Index     negative, the absolute
                                                                       value of the Total Return
                                                                       of the MSCI Daily Gross
                                                                       Europe Euro Index

UBS AG                              68 EUR If positive, the Total      One-Month EURIBOR minus         1/12/11        (2,650)
                                           Return of the MSCI Daily    70 basis points and if
                                           Gross Europe Euro Index     negative, the absolute
                                                                       value of the Total Return
                                                                       of the MSCI Daily Gross
                                                                       Europe Euro Index
                                                                                                                   ---------
                                                                                          Reference Entity Total     (13,915)

MSCI DAILY NET AUSTRALIA USD
INDEX
Citibank NA                        273     One-Month BBA LIBOR plus    If positive, the Total           6/7/10        10,911
                                           50 basis points and if      Return of the MSCI Daily
                                           negative, the absolute      Net Australia USD Index
                                           value of the Total Return
                                           of the MSCI Daily Net
                                           Australia USD Index



                      14 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

MSCI DAILY TR GROSS EAFE USD
INDEX:
Citibank NA                      1,404     If positive, the Total      One-Month  BBA LIBOR             5/4/10        12,832
                                           Return of the MSCI Daily    minus 50 basis points and
                                           Gross EAFE USD Index        if negative, the absolute
                                                                       value of the Total Return
                                                                       of the MSCI Daily Gross
                                                                       EAFE USD Index

Goldman Sachs Group, Inc.          507     If positive, the Total      One-Month  BBA LIBOR plus        2/7/11        11,979
(The)                                      Return of the MSCI Daily    4 basis points and if
                                           Gross EAFE USD Index        negative, the absolute
                                                                       value of the Total Return
                                                                       of the MSCI Daily Gross
                                                                       EAFE USD Index
                                                                                                                   ---------
                                                                       Reference Entity Total                         24,811

MSCI DAILY TR NET
BRAZIL USD INDEX
Goldman Sachs Group, Inc.          318     One-Month BBA LIBOR plus    If positive, the Total          10/6/10         8,680
(The)                                      25 basis points and if      Return of the MSCI Daily
                                           negative, the absolute      Net Brazil USD Index
                                           value of the Total Return
                                           of the MSCI Daily Net
                                           Brazil USD Index

MSCI DAILY TR NET SINGAPORE
USD INDEX
Citibank NA                        320     One-Month BBA LIBOR plus    If positive, the Total          11/8/10           848
                                           10 basis points and if      Return of the MSCI Daily
                                           negative, the absolute      Net Singapore USD Index
                                           value of the Total Return
                                           of the MSCI Daily Net
                                           Singapore USD Index

MSCI DAILY TR NET
SPAIN USD
INDEX:
Morgan Stanley                      23     One-Month BBA LIBOR plus    If positive, the Total          10/6/10        (1,798)
                                           25 basis points and if      Return of the MSCI Daily
                                           negative, the absolute      Net Spain USD Index
                                           value of the Total Return
                                           of the MSCI Daily Net
                                           Spain USD Index

Morgan Stanley                     183     One-Month BBA LIBOR plus    If positive, the Total           3/5/10        (3,446)
                                           45 basis points and if      Return of the MSCI Daily
                                           negative, the absolute      Net Spain USD Index
                                           value of the Total Return
                                           of the MSCI Daily Net
                                           Spain USD Index
                                                                                                                   ---------
                                                                       Reference Entity Total                         (5,244)

MSCI DAILY TR NET UK
USD INDEX
Goldman Sachs Group, Inc.          357     One-Month BBA LIBOR plus    If positive, the Total           1/7/11         2,829
(The)                                      7 basis points and if       Return of the MSCI Daily
                                           negative, the absolute      Net UK USD Index
                                           value of the Total Return
                                           of the MSCI Daily Net UK
                                           USD Index


                      15 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

S&P 500/CITIGROUP
VALUE TR INDEX
Deutsche Bank AG                   524     One-Month BBA LIBOR plus    If positive, the Total           2/7/11          (443)
                                           10 basis points and if      Return of the S&P
                                           negative, the absolute      500/Citigroup Value Index
                                           value of the Total Return
                                           of the S&P 500/Citigroup
                                           Value Index
                                                                                                                   ---------
                                                                                   Total of Total Return Swaps     $  37,638
                                                                                                                   =========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR   Euro

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

EAFE        Europe, Australasia, Far East

EURIBOR     Euro Interbank Offered Rate

MSCI        Morgan Stanley Capital International

MSCI EAFE   Morgan Stanley Capital International Europe, Australia and Far East.
            A stock market index of foreign stocks from the perspective of a North American investor

S&P         Standard & Poor's

VOLATILITY SWAPS AS OF FEBRUARY 28, 2010 ARE AS FOLLOWS:

                               NOTIONAL
REFERENCE ENTITY/               AMOUNT                                                               TERMINATION
SWAP COUNTERPARTY               (000'S)         PAID BY THE FUND           RECEIVED BY THE FUND          DATE        VALUE
-----------------              --------    -------------------------   ---------------------------   -----------   ---------
AUD/JPY EXCHANGE RATE
Deutsche Bank AG                $    5                        19.500%  The Historic Volatility of      3/16/10     $  (8,677)
                                                                       the mid AUD/JPY spot
                                                                       exchange rate during the
                                                                       Observation Period

AUD/USD EXCHANGE RATE
Citibank NA                          5                        13.050   The Historic Volatility of      3/19/10        (1,153)
                                                                       the mid AUD/USD spot
                                                                       exchange rate during the
                                                                       Observation Period

CAD/CHF EXCHANGE RATE
Credit Suisse International          8     The Historic Volatility                           9.550%     3/8/10        (5,878)
                                           of the mid CAD/CHF spot
                                           exchange rate during the
                                           Observation Period

CAD/JPY EXCHANGE RATE
Credit Suisse International          5                        15.300   The Historic Volatility of      3/31/10         8,452
                                                                       the mid CAD/JPY spot
                                                                       exchange rate during the
                                                                       Observation Period

GBP/CAD EXCHANGE RATE:
Citibank NA                          5     The Historic Volatility of                       10.600     3/23/10        (2,088)
                                           the mid GBP/CAD spot
                                           exchange rate during the
                                           Observation Period


                      16 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

Deutsche Bank AG                     5     The Historic Volatility of                       10.250     3/22/10        (3,932)
                                           the mid GBP/CAD spot
                                           exchange rate during the
                                           Observation Period
                                                                                                                   ---------
                                                                                          Reference Entity Total      (6,020)

GBP/NZD EXCHANGE RATE
Credit Suisse International          5     The Historic Volatility of                       10.800     3/24/10        (6,891)
                                           the mid GBP/NZD spot
                                           exchange rate during the
                                           Observation Period

GBP/USD EXCHANGE RATE
Deutsche Bank AG                     5     The Historic Volatility of                       11.700      4/1/10           196
                                           the mid GBP/USD spot
                                           exchange rate during the
                                           Observation Period

NZD/CAD EXCHANGE RATE:
Citibank NA                          3     The Historic Volatility of                       10.500      3/4/10         2,286
                                           the mid NZD/CAD spot
                                           exchange rate during the
                                           Observation Period

Citibank NA                          3     The Historic Volatility of                       10.100      3/5/10           863
                                           the mid NZD/CAD spot
                                           exchange rate during the
                                           Observation Period

Deutsche Bank AG                     3     The Historic Volatility of                       10.500      3/3/10         2,149
                                           the mid NZD/CAD spot
                                           exchange rate during the
                                           Observation Period
                                                                                                                   ---------
                                                                                          Reference Entity Total       5,298

NZD/JPY EXCHANGE RATE:
Citibank NA                          8                        21.950   The Historic Volatility of       3/9/10       (46,807)
                                                                       the mid NZD/JPY spot
                                                                       exchange rate during the
                                                                       Observation Period

Credit Suisse International          5                        20.250   The Historic Volatility of      3/16/10       (14,209)
                                                                       the mid NZD/JPY spot
                                                                       exchange rate during the
                                                                       Observation Period

Credit Suisse International          5                        21.500   The Historic Volatility of      3/10/10       (22,359)
                                                                       the mid NZD/JPY spot
                                                                       exchange rate during the
                                                                       Observation Period

Deutsche Bank AG                     5                        21.200   The Historic Volatility of      3/12/10       (22,128)
                                                                       the mid NZD/JPY spot
                                                                       exchange rate during the
                                                                       Observation Period
                                                                                                                   ---------
                                                                                          Reference Entity Total    (105,503)


                      17 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

NZD/JPY EXCHANGE RATE
Credit Suisse International          5                        20.250   The Historic Volatility of      3/16/10       (13,113)
                                                                       the mid NZD/JPY spot
                                                                       exchange rate during the
                                                                       Observation Period

USD/NOK EXCHANGE RATE
Deutsche Bank AG                     5     The Historic Volatility of                       13.400     3/18/10          (310)
                                           the mid USD/NOK spot
                                           exchange rate during the
                                           Observation Period

USD/SEK EXCHANGE RATE:
Deutsche Bank AG                     5     The Historic Volatility of                       13.200     3/25/10        (3,665)
                                           the mid USD/SEK spot
                                           exchange rate during the
                                           Observation Period

Deutsche Bank AG                     5     The Historic Volatility of                       12.950      4/6/10        (3,703)
                                           the mid USD/SEK spot
                                           exchange rate during the
                                           Observation Period
                                                                                                                   ---------
                                                                                          Reference Entity Total      (7,368)
                                                                                                                   ---------
                                                                                          Total Volatility Swaps   $(140,967)
                                                                                                                   =========

Currency abbreviations are as follows:

AUD   Australian Dollar

CAD   Canadian Dollar

CHF   Swiss Franc

GBP   British Pound Sterling

JPY   Japanese Yen

NOK   Norwegian Krone

NZD   New Zealand Dollar

SEK   Swedish Krona

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF FEBRUARY 28, 2010 IS AS FOLLOWS:

                                                                         NOTIONAL
                                                SWAP TYPE FROM            AMOUNT
SWAP COUNTERPARTY                              FUND PERSPECTIVE           (000'S)       VALUE
-----------------                       ------------------------------   --------     ---------
Barclays Bank plc:
                                        Credit Default Buy Protection    $    350     $ (12,125)
                                        Credit Default Sell Protection        850        33,164
                                        Total Return                          521          (526)
                                                                                      ---------
                                                                                         20,513
Citibank NA:
                                        Interest Rate                      22,000 JPY    (1,937)
                                        Total Return                          136 EUR    (5,308)
                                        Total Return                        1,997        24,591
                                        Volatility                             24       (46,899)
                                                                                      ---------
                                                                                        (29,553)
Citibank NA, New York                   Credit Default Sell Protection        190        (4,080)


                      18 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

Credit Suisse International:
                                        Credit Default Sell Protection        350        (5,793)
                                        Volatility                             33       (53,998)
                                                                                      ---------
                                                                                        (59,791)
Deutsche Bank AG:
                                        Credit Default Buy Protection         700       (19,614)
                                        Credit Default Sell Protection        350         1,294
                                        Total Return                        1,285        (1,459)
                                        Volatility                             38       (40,070)
                                                                                      ---------
                                                                                        (59,849)
Goldman Sachs Group, Inc. (The):
                                        Interest Rate                       1,350        12,560
                                        Total Return                          271 EUR   (10,487)
                                        Total Return                        1,182        23,488
                                                                                      ---------
                                                                                         25,561
Goldman Sachs International:
                                        Credit Default Buy Protection         350       (11,086)
                                        Credit Default Sell Protection        160       (13,041)
                                                                                      ---------
                                                                                        (24,127)
JPMorgan Chase Bank NA:
                                        Interest Rate                       1,380 CAD    27,646
                                        Interest Rate                     100,300 JPY   (20,347)
                                                                                      ---------
                                                                                          7,299

JPMorgan Chase Bank NA, NY Branch       Credit Default Sell Protection        350       (17,147)
Morgan Stanley:
                                        Total Return                          203 EUR     4,530
                                        Total Return                          581         5,459
                                                                                      ---------
                                                                                          9,989
Morgan Stanley Capital Services, Inc.   Credit Default Buy Protection         350        (9,026)
UBS AG                                  Total Return                           68 EUR    (2,650)
Westpac Banking Corp.                   Interest Rate                       1,500 AUD   (30,232)
                                                                                      ---------
                                                                      Total Swaps     $(173,093)
                                                                                      =========

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar

CAD   Canadian Dollar

EUR   Euro

JPY   Japanese Yen

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the


                      19 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated


                     20 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.


                     21 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of February 28, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $297,946, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $25,833 as of February 28, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of February 28, 2010 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of February 28, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $205,756 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of February 28, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and


                     22 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

     Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized


                     23 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would


                     24 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

     be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.


                     25 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

VOLATILITY SWAP CONTRACTS. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price.

     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $16,855,909
Federal tax cost of other investments     (3,334,591)
                                         -----------
Total federal tax cost                   $13,521,318
                                         ===========
Gross unrealized appreciation            $   410,734
Gross unrealized depreciation               (567,510)
                                         -----------
Net unrealized depreciation              $  (156,776)
                                         ===========



                      26 | Oppenheimer Absolute Return Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Absolute Return Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
William F. Glavin, Jr.
Principal Executive Officer

Date: 04/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
William F. Glavin, Jr.
Principal Executive Officer

Date: 04/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
Brian W. Wixted
Principal Financial Officer

Date: 04/07/2010